CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 1,454	$ 1,513	$ 1,227
Restricted cash	3,041	3,113	58
Receivables, net	159	160	134
Due from affiliates, net	26	64	34
Prepayments and other current assets	145	118	121
Inventories	17	20	21
Current assets held for sale		0	364
Total current assets	4,842	4,988	1,959
Property and equipment, net	7,429	7,446	7,584
Goodwill	1,608	1,608	1,608
Intangible assets other than goodwill	417	433	498
Restricted cash	105	5	109
Deferred charges and other assets	411	414	448
Total assets	14,812	14,894	12,206
Current liabilities
Accounts payable	188	215	161
Due to affiliates	67	112	16
Accrued expenses and other current liabilities	641	664	550
Accrued restructuring and support expenses	7,033	6,601	905
Interest payable	133	67	131
Current portion of long-term debt	46	89	187
Current liabilities held for sale		0	66
Total current liabilities	8,108	7,748	2,016
Long-term debt	6,743	6,749	6,777
Deferred income taxes	1,794	1,722	1,000
Deferred credits and other liabilities	93	93	180
Total liabilities	16,738	16,312	9,973
Commitments and contingencies
Stockholders’ equity/(deficit)
Common stock: voting, $0.01 par value		1	1
Treasury stock		(29)	(21)
Additional paid-in capital		7,605	8,190
Accumulated deficit		(10,753)	(7,184)
Accumulated other comprehensive income/(loss)		(1)	1
Total Caesars stockholders’ equity/(deficit)	(3,722)	(3,177)	987
Noncontrolling interests	1,796	1,759	1,246
Total stockholders’ equity/(deficit)	(1,926)	(1,418)	2,233
Total liabilities and stockholders’ equity/(deficit)	$ 14,812	$ 14,894	$ 12,206